Loans, financing and debentures (Details) - Schedule of breakdown of debt by index - BRL (R$) R$ in Thousands	Jun. 30, 2022	Jun. 30, 2021
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	R$ 453,041	R$ 663,181
Fixed rate [Member]
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	116,652	253,063
CDI and fixed rate +CDI [Member]
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	61,993	165,553
Fixed rate + IPCA [Member]
Loans, financing and debentures (Details) - Schedule of breakdown of debt by index [Line Items]
Breakdown of debt	R$ 274,396	R$ 244,565